UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-05495______

_______BlackRock High Income Shares Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock High Income Shares Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock High Income Shares (HIS)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—139.1%
			Corporate Bonds—137.4%
			Aerospace & Defense—6.4%
BB-	$ 250		AAR Corp., 6.875%, 12/15/07	$ 251,562
B	380		Argo-Tech Corp., 9.25%, 6/01/11	402,800
B+	80		Armor Holdings, Inc., 8.25%, 8/15/13	85,200
BB	1,750		Availl, Inc., 7.625%, 7/01/11	1,789,375
			BE Aerospace, Inc.,
BB-	1,135		8.50%, 10/01/10	1,210,194
B	420		8.875%, 5/01/11	437,850
B-	3,150		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	3,276,000
B	170		DRS Technologies, Inc., 7.625%, 2/01/18	174,675
BB	1,500		Sequa Corp., 8.875%, 4/01/08	1,567,500

				9,195,156

			Automotive—2.9%
BB+	155		ArvinMeritor, Inc., 8.75%, 3/01/12	154,225
CCC-	500		Delco Remy Intl., Inc., 9.375%, 4/15/12	240,000
CCC	230		Dura Operating Corp., 8.625%, 4/15/12	185,150
B-	550		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	539,000
			Lear Corp.,
B+	430		Ser. B, 5.75%, 8/01/14	347,225
B+	255		Ser. B, 8.11%, 5/15/09	237,150
BB+	22		Meritor Automotive, Inc., 6.80%, 2/15/09	21,450
CCC+	1,435		Metaldyne Corp., 10.00%, 11/01/13	1,341,725
CCC+	200		Stanadyne Corp., 10.00%, 8/15/14	192,000
B	230		Tenneco, Inc., 8.625%, 11/15/14	230,000
BB-	550		TRW Automotive, Inc., 9.375%, 2/15/13	594,688

				4,082,613

			Basic Materials—16.1%
B+	230		Abitibi-Consolidated Co., 8.375%, 4/01/15 (Canada)	225,400
B-	1,200		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,320,000
B-	215	[2,3]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.568%, 7/15/10	219,300
BB-	200	[3]	Bowater, Inc., 7.91%, 3/15/10	201,000
B-	2,380		Caraustar Industries, Inc., 9.875%, 4/01/11	2,504,950
B+	275		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	259,875
BB-	1,010		Del Monte Corp., 8.625%, 12/15/12	1,075,650
B+	390		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	395,362
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	125		8.75%, 2/15/09	129,688
BB-	2,780		10.125%, 9/01/08	2,953,750
BB-	1,250		10.625%, 5/01/11	1,353,125
B3	500	[2]	Huntsman Intl. LLC, 8.125%, 1/01/15	505,000
			Huntsman LLC,
Ba3	1,450		11.625%, 10/15/10	1,631,250
B2	420	[3]	12.318%, 7/15/11	442,050
BB	200		IMC Global, Inc., 10.875%, 6/01/08	218,000
B-	820	[2]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	779,000
CCC+	2,205		Innophos, Inc., 8.875%, 8/15/14	2,282,175
BBB+	165		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	186,038
B	500		Jacuzzi Brands, Inc., 9.625%, 7/01/10	537,500
BB+	790		Lyondell Chemical Co., 10.50%, 6/01/13	874,925
B-	345		Nalco Co., 8.875%, 11/15/13	359,662
B3	1,225		NewPage Corp., 10.00%, 5/01/12	1,292,375
BB+	1,020	[3]	Nova Chemicals Corp., 7.561%, 11/15/13 (Canada)	1,020,000
B-	1,000		Resolution Performance Products, Inc., 13.50%, 11/15/10	1,068,750
			Rhodia SA (France)
CCC+	980		8.875%, 6/01/11	1,011,850
B3	162		10.25%, 6/01/10	182,048
BBB-	40		Southern Copper Corp., 6.375%, 7/27/15	38,965

				23,067,688

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Building & Development—4.8%
B2	$ 540	[2]	Compression Polymers Corp., 10.50%, 7/01/13	$ 550,800
B-	2,000		ERICO Intl. Corp., 8.875%, 3/01/12	2,060,000
B-	2,250		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	2,221,875
Ba2	1,000		K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	980,000
			North American Energy Partners, Inc. (Canada)
CCC+	685		8.75%, 12/01/11	671,300
B	330		9.00%, 6/01/10	349,800

				6,833,775

			Consumer Products—8.2%
			Cenveo Corp.,
B-	565		7.875%, 12/01/13	549,463
B+	675		9.625%, 3/15/12	725,625
B-	1,210		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	1,061,775
B	928		Gold Kist, Inc., 10.25%, 3/15/14	1,002,240
B-	1,760	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	1,672,000
B-	2,425		Lazydays RV Center, Inc., 11.75%, 5/15/12	2,394,687
B	110	[3]	Levi Strauss & Co., 9.74%, 4/01/12	113,850
CCC-	1,230		Merisant Co., 9.50%, 7/15/13	799,500
CCC-	965		Movie Gallery, Inc., 11.00%, 5/01/12	477,675
B2	240	[2]	Neiman-Marcus Group, Inc., 9.00%, 10/15/15	253,800
BB-	400		Quiksilver, Inc., 6.875%, 4/15/15	381,000
			Rite Aid Corp.,
B-	750		4.75%, 12/01/06	739,687
B-	855	[2]	6.125%, 12/15/08	825,075
BB-	250		8.125%, 5/01/10	256,875
Caa1	500		Swift & Co., 12.50%, 1/01/10	503,750

				11,757,002

			Containers & Packaging—6.0%
B1	430	[2]	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	446,125
B	1,575		Crown Cork & Seal, Inc., 8.00%, 4/15/23	1,531,687
B	285		Crown European Holdings SA, 7.375%, 12/15/26	264,338
CCC+	170		Graham Packaging Co., Inc., 8.50%, 10/15/12	172,550
B+	1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	940,000
B	2,600		Owens Brockway, 8.25%, 5/15/13	2,717,000
B	250		Owens Illinois, Inc., 7.35%, 5/15/08	252,500
CCC+	845	[2]	Pregis Corp., 12.375%, 10/15/13	885,137
B+	1,300		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	1,339,000

				8,548,337

			Ecological Services & Equipment—1.6%
			Allied Waste NA, Inc.,
BB-	800		Ser. B, 8.50%, 12/01/08	836,000
BB-	1,000		Ser. B, 8.875%, 4/01/08	1,050,000
B	400		Casella Waste Systems, Inc., 9.75%, 2/01/13	428,000

				2,314,000

			Energy—20.2%
BB	250		AES Corp., 9.50%, 6/01/09	269,375
B	285		ANR Pipeline Co., 9.625%, 11/01/21	349,838
B2	305		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	314,150
B	420	[2]	Chaparral Energy, Inc., 8.50%, 12/01/15	435,750
BB	720		Chesapeake Energy Corp., 6.50%, 8/15/17	712,800
B-	685		Clayton Williams Energy, Inc., 7.75%, 8/01/13	640,475
			CMS Energy Corp.,
BB-	80		7.50%, 1/15/09	82,600
BB-	160		8.50%, 4/15/11	173,600
BB-	70		9.875%, 10/15/07	74,725
BB-	390		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	401,700
			Compton Petroleum Finance Corp. (Canada)
B	230		7.625%, 12/01/13	231,150
B	410	[2]	7.625%, 12/01/13	412,050
			Dynegy Holdings, Inc.,
B+	180	[2]	9.875%, 7/15/10	197,550
B+	519	[2]	10.125%, 7/15/13	592,957

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
			El Paso Corp.,
B-	$ 3,250	[2]	9.625%, 5/15/12	$ 3,615,625
B-	205	[2]	10.75%, 10/01/10	229,088
B	50		El Paso Natural Gas Co., 8.375%, 6/15/32	56,500
B	1,385		Exco Resources, Inc., 7.25%, 1/15/11	1,390,194
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	775	[2]	7.75%, 11/01/15	773,062
B	139	[2]	10.50%, 9/01/10	153,074
BBB-	198		Homer City Funding LLC, 8.734%, 10/01/26	224,571
B-	760		KCS Energy, Inc., 7.125%, 4/01/12	756,200
			Midwest Generation LLC,
B+	366		8.56%, 1/02/16	396,937
B1	295		8.75%, 5/01/34	320,813
B	1,925		Mirant Americas Generation LLC, 9.125%, 5/01/31	2,062,214
B2	1,680		Mission Energy Holdings Co., 13.50%, 7/15/08	1,927,800
			NRG Energy, Inc.,
B1	100		7.25%, 2/01/14	101,750
B1	685		7.375%, 2/01/16	701,269
B-	240	[2]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	258,000
B-	1,775		Orion Power Holdings, Inc., 12.00%, 5/01/10	2,001,312
			Reliant Energy, Inc.,
BB-	210		6.75%, 12/15/14	186,900
BB-	285		9.25%, 7/15/10	285,713
B	1,875		Roseton/Danskammer, 7.27%, 11/08/10	1,893,750
BB+	760		Salton SEA Funding, 8.30%, 5/30/11	788,056
B	305		Southern Natural Gas Co., 8.00%, 3/01/32	335,500
B-	345	[2]	Targa Resources, Inc., 8.50%, 11/01/13	361,387
B+	591	[2]	Tenaska Alabama Partners LP, 7.00%, 6/30/21	594,851
B+	60		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	63,000
BBB-	200		TXU Corp., 6.55%, 11/15/34	180,900
Ba3	2,000		Universal Compression, Inc., 7.25%, 5/15/10	2,030,000
B3	240	[2]	Verasun Energy Corp., 9.875%, 12/15/12	254,400
			Whiting Petroleum Corp.,
B2	35		7.00%, 2/01/14	34,650
B2	200		7.25%, 5/01/13	199,500
B+	1,660		Williams Cos., Inc., 8.75%, 3/15/32	1,938,050

				29,003,786

			Entertainment & Leisure—5.2%
B3	470	[2]	AMC Entertainment, Inc., 11.00%, 2/01/16	486,450
BB+	500		Caesars Entertainment, Inc., 7.875%, 3/15/10	531,250
Ba3	250	[3]	Felcor Lodging LP, 8.83%, 6/01/11	259,062
			Gaylord Entertainment Co.,
B-	450		6.75%, 11/15/14	438,750
B-	1,000		8.00%, 11/15/13	1,042,500
B3	840	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	858,900
B	905		Poster Financial Group, Inc., 8.75%, 12/01/11	952,512
B-	705		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	701,475
BBB-	500		Royal Caribbean Cruises Ltd., 6.875%, 12/01/13 (Liberia)	514,080
B+	140	[2]	San Pasqual Casino, 8.00%, 9/15/13	141,400
BB-	630		Seneca Gaming Corp., 7.25%, 5/01/12	637,875
Ba3	300	[2]	Station Casinos, Inc., 6.625%, 3/15/18	293,250
B	500		Virgin River Casino, 9.00%, 1/15/12	507,500
B+	125		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	122,188

				7,487,192

			Financial Institutions—11.9%
B+	279		AES Ironwood LLC, 8.857%, 11/30/25	312,839
B	1,275		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	1,412,063
BB	200		Crum & Forster Holdings Corp., 10.375%, 6/15/13	205,000
			E*Trade Financial Corp.,
B+	220		7.375%, 9/15/13	224,400
B+	205		7.875%, 12/01/15	217,300
BB	1,075		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	967,500

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
			Ford Motor Credit Co.,
BB	$ 1,715		5.70%, 1/15/10	$ 1,509,911
BB	450		7.25%, 10/25/11	404,542
B-	445		Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 7/15/14	459,463
B-	1,745		K&F Acquisition, Inc., 7.75%, 11/15/14	1,771,175
B-	1,655	[2]	Basell AF SCA, 8.375%, 8/15/15 (Luxembourg)	1,657,069
B+	2,955	[2]	Rainbow National Services LLC, 10.375%, 9/01/14	3,316,987
Caa1	2,130		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,858,425
B-	110	[3]	Universal City Florida Holding Co. I/II, 9.43%, 5/01/10	112,200
B-	2,500		Visant Corp., 7.625%, 10/01/12	2,468,750
Aa3	110		Western Financial Bank, 9.625%, 5/15/12	122,925

				17,020,549

			Health Care—4.0%
B	1,000	[2]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	1,005,000
Ca	50	[4]	Curative Health Services, Inc., 10.75%, 5/01/11	29,000
B-	900		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	933,750
B3	605		Select Medical Corp., 7.625%, 2/01/15	546,013
B	410		Tenet Healthcare Corp., 6.875%, 11/15/31	326,975
B-	1,290		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,335,150
B-	1,500		VWR Intl., Inc., 8.00%, 4/15/14	1,496,250

				5,672,138

			Industrials—8.9%
B-	670		Ahern Rentals, Inc., 9.25%, 8/15/13	698,475
B	1,000		Blount, Inc., 8.875%, 8/01/12	1,042,500
B3	425	[2]	Covalence Specialty Materials Corp., 10.25%, 3/01/16	446,250
B+	1,000		H&E Equipment Services LLC/H&E Finance Corp., 11.125%, 6/15/12	1,107,500
B-	1,500		NationsRent Cos., Inc., 9.50%, 5/01/15	1,625,625
BB-	1,910		Rent-A-Center, Inc., 7.50%, 5/01/10	1,910,000
BB	772		Service Corp. Intl., 7.70%, 4/15/09	797,090
B3	1,720	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,823,200
B	175		Terex Corp., 7.375%, 1/15/14	178,937
CCC+	750		Trimas Corp., 9.875%, 6/15/12	661,875
			United Rentals NA, Inc.,
Caa1	1,400		7.00%, 2/15/14	1,344,000
Caa1	1,100		7.75%, 11/15/13	1,094,500

				12,729,952

			Media—19.1%
B-	840		Allbritton Communications Co., 7.75%, 12/15/12	846,300
CCC	630		American Media Operations, Inc., 10.25%, 5/01/09	576,450
B+	750	[3,5]	Cablevision Systems Corp., 9.62%, 4/01/09	791,250
CCC-	1,000		CCH I Holdings LLC, 11.125%, 1/15/14	515,000
			Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
Caa1	515	[2]	10.25%, 9/15/10	504,700
Caa1	3,390		10.25%, 9/15/10	3,339,150
B2	500	[2]	Charter Communications Operating/Charter Communications Operating Capital, 8.375%, 4/30/14	498,750
			CSC Holdings, Inc.,
BB-	660		7.875%, 12/15/07	674,850
B+	2,550		10.50%, 5/15/16	2,690,250
BB	500		Dex Media East LLC/Dex Media East Finance Co., 9.875%, 11/15/09	533,750
B	1,088		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	1,200,880
B	1,000		Echostar Communications Corp., 5.75%, 5/15/08	987,500
			Echostar DBS Corp.,
BB-	475	[2]	7.125%, 2/01/16	466,688
BB-	365	[3]	8.24%, 10/01/08	372,300
B	250		General Cable Corp., 9.50%, 11/15/10	269,375
B-	410		Houghton Mifflin Co., 9.875%, 2/01/13	445,875
B2	420	[2]	Network Communications, Inc., 10.75%, 12/01/13	427,350
B3	770		Nexstar Finance, Inc., 7.00%, 1/15/14	727,650
B2	575	[2,3]	Paxson Communications Corp., 8.318%, 1/15/12	579,313
			Primedia, Inc.,
B2	300		8.00%, 5/15/13	276,000
B2	1,310		8.875%, 5/15/11	1,283,800
B2	940	[3]	10.124%, 5/15/10	958,800

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
B	$ 2,635	[2]	R.H. Donnelley Corp., 8.875%, 1/15/16	$ 2,740,400
BB+	410		Scholastic Corp., 5.00%, 4/15/13	351,014
			Sinclair Broadcast Group, Inc.,
B	225		4.875%, 7/15/18	199,564
B	2,150		8.00%, 3/15/12	2,193,000
Caa1	280		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	275,100
CCC+	175	[2]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	182,000
			Vertis, Inc.,
B3	1,020		9.75%, 4/01/09	1,045,500
CCC	665		10.875%, 6/15/09	653,362
Caa2	850		Young Broadcasting, Inc., 10.00%, 3/01/11	790,500

				27,396,421

			Technology—6.9%
			Amkor Technology, Inc.,
CCC	160		5.00%, 3/15/07	156,261
CCC+	405		9.25%, 2/15/08	413,100
B+	1,235		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,245,806
BBB-	500		Fisher Scientific Intl., Inc., 3.25%, 3/01/24	536,875
B+	200	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	220,500
			MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg)
Ba3	540		6.875%, 12/15/11	515,700
B2	490		8.00%, 12/15/14	458,150
Ba3	260	[3]	8.16%, 12/15/11	263,250
CCC+	530	[2]	SS&C Technologies, Inc., 11.75%, 12/01/13	556,500
BB	900		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	914,625
			Sungard Data Systems, Inc.,
B-	235	[2]	9.125%, 8/15/13	247,925
B-	690	[2,3]	9.431%, 8/15/13	724,500
B-	1,520	[2]	10.25%, 8/15/15	1,599,800
B	685		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	690,138
B-	790		UGS Corp., 10.00%, 6/01/12	869,000
BB+	500		Xerox Corp., 7.625%, 6/15/13	526,250

				9,938,380

			Telecommunications—12.6%
A-	750	[3]	Airgate PCS, Inc., 8.827%, 10/15/11	775,313
BB-	1,000		American Tower Corp., 7.125%, 10/15/12	1,040,000
B3	645		Centennial Communications Corp., 8.125%, 2/01/14	657,900
BB-	2,085		Cincinnati Bell, Inc., 7.25%, 7/15/13	2,152,762
B3	170	[2,3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	167,450
B+	500		Insight Midwest LP/Insight Capital, 10.50%, 11/01/10	526,250
			Intelsat Subsidiary Holding Co. Ltd. (Bermuda)
B2	1,300		8.625%, 1/15/15	1,345,500
B2	895	[3]	9.614%, 1/15/12	915,138
			Lucent Technologies, Inc.,
B1	965		6.45%, 3/15/29	873,325
B1	2,200		6.50%, 1/15/28	1,963,500
B2	150		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	137,625
NR	423	[2,3]	NTELOS Holdings Corp., 13.35%, 10/15/13	422,928
B1	1,072		PanAmSat Corp., 9.00%, 8/15/14	1,125,600
NR	3,000	[4,5]	Poland Telecom Finance BV, 14.00%, 12/01/07 (Netherlands)	—
B+	230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	233,450
			Qwest Corp.,
BB+	850	[3]	8.16%, 6/15/13	930,750
BB+	1,440		8.875%, 3/15/12	1,612,800
BB-	615		Rogers Wireless, Inc., 8.00%, 12/15/12 (Canada)	651,900
			Rural Cellular Corp.,
B2	1,000		8.25%, 3/15/12	1,040,000
B2	290	[3]	9.41%, 3/15/10	295,075
B+	1,100	[2]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	1,183,875

				18,051,141

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Transportation—2.6%
BB-	$ 280		American Airlines, Inc., 7.324%, 4/15/11	$ 270,200
B	905		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	923,100
BB-	160	[2]	Hertz Corp., 8.875%, 1/01/14	166,400
B3	1,616		Horizon Lines LLC, 9.00%, 11/01/12	1,708,920
BB+	660		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	699,600

				3,768,220

			Total Corporate Bonds	196,866,350

	Shares

			Common Stocks—0.0%
	495	[6]	Crown Castle Intl. Corp.	14,033
	64,467	[5,6]	Goss Holdings, Inc.	1

			Total Common Stocks	14,034

			Preferred Securities—1.7%
	30,000		Smurfit-Stone Container Corp., 7.00%	679,500
	5,000		Owens Illinois, Inc., 4.75%	173,000
	500	[2,5,6]	NRG Energy, Inc., 4.00%	628,125
	10,300		Emmis Communications Corp., 6.25%	409,168
	10,000		Crown Castle Intl. Corp., 6.25%	537,525

			Total Preferred Securities	2,427,318

			Warrant—0.0%
	3,700	[5,6]	Pliant Corp., expires 6/01/10	—

			Total Long-Term Investments (cost $202,462,962)	199,307,702

	Principal
	Amount
	(000)

			SHORT-TERM INVESTMENT—2.3%
			U.S. Government and Agency Zero Coupon Bond—2.3%
	$ 3,300	[7]	Federal Home Loan Bank, 4.63%, 4/03/06 (cost $3,299,151)	3,299,151

			Total investments—141.4% (cost $205,762,1138)	$202,606,853
			Liabilities in excess of other assets (including $62,000,000 in loan payable)—(41.4)%	(59,310,969)

			Net Assets Applicable to Common Shareholders—100%	$143,295,884

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2006, the Trust held 24.7% of its net assets, with a current market value of $35,359,741, in securities restricted as to resale.
[3]	Rate shown is interest rate as of March 31, 2006.
[4]	Issuer is in default and/or bankruptcy.
[5]	Security is fair valued.
[6]	Non-income producing security.
[7]	Rate shown is the yield to maturity as of March 31, 2006.
[8]	Cost for Federal income tax purposes is $206,294,078. The net unrealized depreciation on a tax basis is $3,687,225, consisting of $3,519,926 gross unrealized appreciation and $7,207,151 gross unrealized depreciation.

A category in the Corporate Bonds and Preferred Securities sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock High Income Shares Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006